Retirement, Postretirement And Other Benefit Plans (Summary Of Changes In Benefit Obligation Plan Assets Funded Status And Net Periodic Benefit Cost Of Retirement And Postretirement Plans) (Details) (USD $)
In Millions, unless otherwise specified
	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of period	$ 346.3
Employer contributions	19.8
Fair value of plan assets at end of period	356.9
Company assets not included in plan assets	95.7		99.2
Retirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation at beginning of year	480.8		470.3
Service cost	0.5	[1]	14.5	[1]	13.0
Interest cost	17.8		19.9		22.5
Plan amendments	(1.7)		(22.4)
Actuarial loss/(gain)	(20.1)		41.7
Benefits paid	(25.3)		(44.7)
Other	0.4	[2]	1.5	[2]
Benefit obligation at end of year	452.4		480.8		470.3
Fair value of plan assets at beginning of period	346.3		324.6
Actual return on plan assets	16.0		41.3
Employer contributions	21.1		24.0
Plan settlements	(1.7)		(0.2)
Other	0.5	[2]	1.3	[2]
Fair value of plan assets at end of period	356.9		346.3		324.6
Funded status at end of year	(95.5)	[3],[4]	(134.5)	[3],[4]
Post-Retirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation at beginning of year	42.3		50.2
Service cost	0.1	[1]	0.8	[1]	0.9
Interest cost	1.6		1.9		2.4
Plan amendments	0.6		(9.0)
Actuarial loss/(gain)	(2.8)		1.2
Benefits paid	(4.7)		(4.7)
Other	1.7	[2]	1.9	[2]
Benefit obligation at end of year	38.8		42.3		50.2
Employer contributions	3.0		3.4
Plan settlements	(0.1)		(0.7)
Other	1.8	[2]	2.0	[2]
Funded status at end of year	$ (38.8)	[3],[4]	$ (42.3)	[3],[4]

[1]	The retirement benefit plan was frozen and the post-retirement benefit plan discontinued benefits effective December 31, 2012, as such, there was no service cost incurred on those plans in the year ended December 31, 2013.
[2]	Consists of any of the following: plan participants’ contributions, termination benefits, retiree drug subsidy, and currency translation adjustments.
[3]	These amounts were recognized as liabilities in the Consolidated Balance Sheet at December 31, 2013 and 2012.
[4]	Company assets of $95.7 million and $99.2 million as of December 31, 2013 and December 31, 2012, respectively, related to the non-qualified U.S. executive retirement plan obligation are not included in plan assets but related liabilities are in the benefit obligation.